Sanford C Bernstein Fund Inc [Member] Expense Example - Sanford C. Bernstein Fund, Inc. - Intermediate Duration Portfolio - Core Bond Class	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 29
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	$ 675